SAFE Notes (Details) - USD ($)	3 Months Ended		5 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024
SAFE Notes
Proceeds from issuance of SAFE Notes				$ 2,862,839	$ 3,990,000
Total cash proceeds			$ 1,000,000	2,972,839	4,490,000	$ 8,580,000
Cash received from subscription of SAFE Notes				110,000	500,000
Change in fair value of SAFE Notes	$ (31,601,632)	$ (1,248,279)	$ (547,000)	$ (35,239,799)	$ (2,500,000)	(4,987,665)
SAFE Notes
SAFE Notes
Estimated fair value of SAFE Notes						$ 15,224,665